PGIM Real Assets Fund
Consolidated Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 98.3%
Affiliated Mutual Funds 92.7%
PGIM Global Real Estate Fund (Class R6)	830,658	$17,003,576
PGIM Jennison Global Infrastructure Fund (Class R6)	1,455,884	22,653,551
PGIM Jennison MLP Fund (Class R6)	2,403,212	16,606,198
PGIM Jennison Natural Resources Fund (Class R6)	244,804	13,001,524
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,955,546	41,651,897
PGIM Select Real Estate Fund (Class R6)	1,312,662	16,998,971
PGIM TIPS Fund (Class R6)	3,876,787	36,596,869

Total Affiliated Mutual Funds (cost $152,115,198)(wd)		164,512,586
Exchange-Traded Fund 5.6%
iShares Gold Trust* (cost $10,571,049)(bb)	296,120	9,905,214

Total Long-Term Investments (cost $162,686,247)		174,417,800

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,167,620)(bb)(wd)	2,167,620	2,167,620

TOTAL INVESTMENTS 99.5% (cost $164,853,867)		176,585,420
Other assets in excess of liabilities 0.5%		969,830

Net Assets 100.0%		$177,555,250

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

MLP—Master Limited Partnership
TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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